Subsidiaries (Details) - USD ($) $ in Thousands			12 Months Ended
	Nov. 11, 2024	Aug. 14, 2024	Dec. 31, 2025	Dec. 31, 2024	Oct. 09, 2025
Subsidiaries [Line Items]
Acquisition of percentage		100.00%
Shares issued (in Shares)			946,243,356	881,385,256
Payment to shareholders (in Dollars)	$ 430
Measured milestones period	3 years
Transaction costs related to acquisition (in Dollars)				$ 60
Multi-Period Excess Earnings Method [Member]
Subsidiaries [Line Items]
Useful life			7 years
Percentage of development of new technology			20.00%
Tax rate			12.00%
After-tax discount rate			26.00%
Distributor Method [Member]
Subsidiaries [Line Items]
Tax rate			12.00%
After-tax discount rate			25.00%
Percentage of forecasted revenues			2.50%
Percentage of attrition rate			10.00%
Percentage of EBIT margin			7.20%
Relief-From-Royalty Method [Member]
Subsidiaries [Line Items]
Tax rate			12.00%
After-tax discount rate			25.50%
Percentage of royalty rate			2.00%
Social Proxy [Member]
Subsidiaries [Line Items]
Acquisition of percentage		100.00%
Issued warrants (in Shares)	2,896,142
Ordinary Shares [Member]
Subsidiaries [Line Items]
Shares issued (in Shares)		186,479,027	150,000,000		64,858,100
Ordinary Shares [Member] | Social Proxy [Member]
Subsidiaries [Line Items]
Shares issued (in Shares)	186,479,027